Pensions and other post-retirement benefits - Summary of mortality assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life expectancy at age 60 for a male currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.3	27.4	27.4
Life expectancy at age 60 for a male currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	24.9	25.1	25.1
Life expectancy at age 60 for a male currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.7	25.6	25.1
Life expectancy at age 60 for a male currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.9	28.9	29.0
Life expectancy at age 60 for a male currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.7	26.9	26.8
Life expectancy at age 60 for a male currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.3	28.1	27.6
Life expectancy at age 60 for a female currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.7	28.8	28.8
Life expectancy at age 60 for a female currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.0	28.5	28.4
Life expectancy at age 60 for a female currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.1	29.0	29.0
Life expectancy at age 60 for a female currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.5	30.6	30.5
Life expectancy at age 60 for a female currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.7	30.1	30.0
Life expectancy at age 60 for a female currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.2	31.2	31.4